Remuneration of senior management and non-executive directors - Remuneration of directors, senior managment, and non-executive directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	$ 8	$ 9	$ 6
Amounts received under incentive schemes and share-based payments	13	4	14
Total	21	13	20
Senior management and non-executive directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	31	30	17
Pensions and other post-retirement benefits	0	1	2
Amounts received under incentive schemes and share-based payments	31	32	52
Short term employee benefits, for loss of office	0	0	8
Total	$ 62	$ 63	$ 79